RELATED PARTY TRANSACTIONS AND BALANCES	6 Months Ended
Sep. 30, 2025
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE 8 – RELATED PARTY TRANSACTIONS AND BALANCES

a.	Nature of relationships with related parties

Name of related parties	Relationship with the Company
Minzhu Xu	Chairperson of the Board
Shunqi Du	Legal representative of Paranovus Hainan
Shuang Wu	Former CEO of Bomie Wookoo Inc.
Jue Wang	Shareholder of Bomie Wookoo Inc.

b.	Dues to the related parties

	As of September 30,	As of March 31,
Due to the related parties	2025	2025
Minzhu Xu	2,402,678	1,777,512
Shunqi Du	82,892	70,646
Shuang Wu	98,469	98,469
Total	$2,584,039	$1,946,627

Balances due to Shunqi Du and Shuang Wu are the result of the normal business transactions stated above. The balances were all unsecured, non-interest bearing and payable on demand.

Balances due to Minzhu Xu are the result of promissory notes payable and related interest payable with an 8% annual interst rate. The proceeds from the Note Offering will be used to for the general working capital purposes of the Company.

c.	Dues from a related party

	As of September 30,	As of March 31,
Due from a related party	2025	2025
Jue Wang	291,000	-
Total	$291,000	$-